Related Party Balances and Transactions (Details) - Schedule of Related Parties’ Relationships	12 Months Ended
Mar. 31, 2024
Hongyu Zhang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Former Shareholder; director of various subsidiaries
Limin Liu [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Chief Executive Officer
Bingzhong Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Director of the Company
Ming Ni [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Chief Operating Officer
Mangyue Sun [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Legal representative and shareholder of Taikexi
Liqing Zheng [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Employee of Hangzhou Longyun
Yang Xu [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Employee of Hangzhou Longyun
Fang Qin [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Spouse of Mangyue Sun
Mrs. Wang [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Spouse of Mr. Bingzhong Wang
HangZhou TianQi Network Technology Co. Ltd. [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Yuao Investment Management Partnership [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Common control by legal representative of Guanpeng
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Common control by Mr. Wei Wang
Antalpha [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023
Antpool Technologies Limited [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder of Antalpha
Folius Venture LLC [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Shareholder
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Relationships [Line Items]
Relationship with the Group	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager